29. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Notes
29. SUBSEQUENT EVENTS

29.SUBSEQUENT EVENTS

On January 13, 2021, the Company issued a US$11,550,000 principal amount debenture to an arm's length investor by way of a private placement, netting approximately $11 million after fees and expenses.  The debenture is not convertible, is unsecured and bears interest at a rate of 1% per month.  The principal amount of the debenture and accrued interest is payable on the date that is the earlier of: (i) the date of completion by the Company of a minimum financing of US$20,000,000 and (ii) 120 days from the date of issuance of the debenture, all as more particularly as set forth in the debenture certificate.

On January 27, 2021, the Company issued 354,645 restricted shares units of the Company (“RSUs”) under the Company’s shareholder approved restricted share unit plan (the “RSU Plan”) to two consultants as an incentive for the consultants to drive the growth of the Company. The RSUs will vest upon successful completion of pre-determined milestones (as determined by the board of directors and agreed upon by each consultant) being met and shall entitle the holder to acquire one common share of the Company, underlying each such RSU by delivering a notice of acquisition to the Company in accordance with the RSU Plan. In accordance with the RSU Plan, the RSUs were priced at $1.17 based on the closing price of the common shares on the Canadian Securities Exchange on January 26, 2021.

On February 4, 2021, the Company closed a debenture unit financing to an arm’s-length investor on a private placement basis.  The debenture is not convertible, is unsecured and bears interest at the rate of 7% per annum. The principal amount of the debenture and accrued interest is payable on April 1, 2022.  A debenture unit consists of a US$6,120,000 principal amount of debenture and 1,000,000 common share purchase warrants netting the Company approximately US$6,000,000 after fees and expenses. Each warrant is exercisable into one common share of the Company at a price of CDN$1.20 for a period of 2 years from the date of issuance. All securities issued in connection with the Private Placement are subject to a four-month hold period.

On February 11, 2021, the Company received a warrant exercise notice for 8,000,000 common shares for gross proceeds of $8 million from an institutional investor and a irrevocable commitment for the purchase of a US$7 million debenture unit.  The debenture unit to be issued by the Company consists of a US$7,000,000 principal amount of debenture and 1,000,000 common share purchase warrants. Each warrant is exercisable into one common share of the Company at a price of $1.85 for a period of 2 years from the date of issuance. All securities issued are subject to a four-month hold period.

On February 25, 2021, the Company entered into a definitive agreement with HSCP, LLC to acquire all of the issued and outstanding common shares of Acreage Florida, Inc. for US$60 million, which closed on April 28, 2021 and was payable in US$21.5 million in cash, 5,950,971 common shares valued at US$7 million and  US$28 million in vendor take back promissory notes.  The common shares are subject to a 12 month lock-up period pursuant to which 1/6 will be released each month commencing the 6th month.  The promissory notes are comprised of a US$10 million 7 month note bearing interest at 8%, a US$18 million 13 month note bearing interest at 8%, and a US$3.5 million 5 business day note bearing interest at 1%. The promissory notes are secured by the shares of Acreage Florida, Inc.

On March 31, 2021, the Company entered into a debt settlement subscription agreement with an arm’s length creditor to settle outstanding indebtedness of $342,000 incurred pursuant to advances made by the creditor to the Company, in consideration for the issuance of 237,500 common shares issued at a deemed price of $1.44 per share.  The Company also issued 174,500 RSUs to two consultants as an incentive for the consultants to drive the growth of the Company. The RSUs will vest immediately and shall entitle the holder to acquire one common share of the Company underlying each such RSU by delivering a notice of acquisition to the Company in accordance with the RSU Plan. In accordance with the RSU Plan, the RSUs were priced at $1.44 based on the closing price of the common shares on March 26, 2021.  All securities issued in connection with the debt settlement and RSUs are subject to a four month lockup.

On April 21, 2021, the Company closed on a US$11 million unsecured debenture from arm's length investors, which bear interest at 12% and mature 150 days from issuance.  900,000 common shares were issued at a price of $1.18 per share as part of this transaction.

On April 28, 2021, the Company entered into a binding expression of intent to issue:

•US$3 million in equity of RWB Florida, a wholly owned subsidiary of the Company, subject to repurchase rights and

•US$5 million in unsecured convertible debentures, which bear interest at 8%, mature 3 years from issuance and are convertible to common shares at US$2.75 per share.

As of the date of these consolidated financial statements, US$5.5 million of these unsecured convertible debentures have been issued by the Company.